Segment Information (Tables)	6 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Selected Financial Information

Selected financial information is presented below:

	Education		E-commerce		Total
	For the six months ended March 31,		For the six months ended March 31,		For the six months ended March 31,
	2025	2024	2025	2024	2025	2024
Revenues	$971,305	$1,398,885	$15,597,889	$14,605	$16,569,194	$1,413,490
Cost of revenues	663,051	644,539	15,307,977	10,948	15,971,028	655,487
Gross profit	308,254	754,346	289,912	3,657	598,166	758,003
Interest expenses, net	165,664	99,864	(12)	(9)	165,652	99,855
Depreciation and amortization	15,095	19,353	5,329	271	20,424	19,624
Capital expenditures	2,269	10,727	4,149	15,065	6,418	25,792
Segment assets	14,011,402	12,091,246	10,847,420	257,969	24,858,822	12,349,215
Segment loss	$(4,815,745)	$(1,542,596)	$(37,640)	$(251,568)	$(4,853,385)	$(1,794,164)